SEGMENT INFORMATION 10Q	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
SEGMENT INFORMATION [Abstract]
SEGMENT INFORMATION
NOTE 13. SEGMENT INFORMATION

The tables below present segment information for the periods identified and provide reconciliations of segment information to total consolidated information (in thousands).

Three Months Ended March 31, 2014	Corporate	USA	Brazil	Consolidated
Revenues	$-	$4,993	$2,691	$7,684
Cost of goods sold	-	3,377	2,893	6,270
Gross profit	-	1,616	(202)	1,414
Depreciation and amortization (in selling, general and administrative)	(10)	(638)	(170)	(818)
Other operating expense	(1,632)	(742)	(941)	(3,315)
Income (loss) from operations	$(1,642)	$236	$(1,313)	$(2,719)

Net income (loss) attributable to RiceBran Technologies	$(988)	$236	$(1,113)	$(1,865)
Interest expense	530	-	658	1,188
Depreciation (in cost of goods sold)	-	253	424	677
Purchases of property	84	143	1,976	2,203

Three Months Ended March 31, 2013	Corporate	USA	Brazil	Consolidated
Revenues	$-	$2,909	$5,800	$8,709
Cost of goods sold	-	2,205	5,538	7,743
Gross profit	-	704	262	966
Depreciation and amortization (in selling, general and administrative)	(6)	(121)	(204)	(331)
Intersegment fees	56	-	(56)	-
Other operating expense	(1,416)	(677)	(1,289)	(3,382)
Loss from operations	$(1,366)	$(94)	$(1,287)	$(2,747)

Net loss attributable to RiceBran Technologies	$(5,213)	$(94)	$(506)	$(5,813)
Interest expense	276	-	353	629
Depreciation (in cost of goods sold)	-	225	412	637
Purchases of property	4	12	700	716

The tables below present segment information for selected balance sheet accounts (in thousands).

	Corporate	USA	Brazil	Consolidated
As of March 31, 2014
Inventories	$-	$2,094	$2,145	$4,239
Property, net	129	7,985	19,690	27,804
Goodwill	-	677	4,316	4,993
Intangible assets, net	-	3,984	549	4,533
Total assets	5,628	16,787	30,246	52,661

As of December 31, 2013
Inventories	-	870	1,560	2,430
Property, net	55	7,231	17,672	24,958
Goodwill	-	-	4,139	4,139
Intangible assets, net	-	745	672	1,417
Total assets	6,039	9,796	28,743	44,578

Corporate segment total assets include cash, restricted cash, property and other assets.

The following table presents revenue by geographic area for the three months ended March 31, 2014 and 2013 (in thousands).

	Three Months Ended March 31,
	2014	2013
United States	$4,500	$3,595
Brazil	2,648	4,271
Other international	536	843
Total revenues	$7,684	$8,709

NOTE 17. SEGMENT INFORMATION

We have two reportable operating segments in 2013: (i) USA segment, which manufactures and distributes SRB in various granulations along with Stage II products and derivatives and (ii) Brazil segment, which extracts crude RBO and DRB from rice bran, which are then further processed into fully refined rice bran oil for sale internationally and in Brazil, compounded animal nutrition products for horses, cows, swine, sheep and poultry and a number of valuable human food and animal nutrition products derivatives and co-products. In addition we incur corporate and other expenses not directly attributable to operating segments, which include costs related to our corporate staff, general and administrative expenses including public company expenses, intellectual property, professional fees, and other expenses.  No Corporate allocations, including interests, are made to the operating segments.

The table below presents segment information for the years identified and provides a reconciliation of segment information to total consolidated information (in thousands).

	2013
	Corporate	USA	Brazil	Consolidated

Revenues	$-	$12,023	$23,028	$35,051
Cost of goods sold	-	9,078	22,028	31,106
Gross profit	-	2,945	1,000	3,945
Depreciation and amortization (in selling, general and administrative)	(24)	(469)	(756)	(1,249)
Impairment of property	-	(300)	-	(300)
Other operating expenses	(5,918)	(2,006)	(4,442)	(12,366)
Income (loss) from operations	$(5,942)	$170	$(4,198)	$(9,970)

Net income (loss) attributable to RiceBran Technologies shareholders	$(12,418)	$170	$(2,773)	$(15,021)
Interest expense	(1,950)	-	(1,984)	(3,934)
Depreciation (in cost of goods sold)	-	(926)	(1,873)	(2,799)
Purchases of property	21	191	2,907	3,119
Property, net, end of period	55	7,231	17,672	24,958
Goodwill, end of period	-	-	4,139	4,139
Intangible assets, net, end of period	-	745	672	1,417
Total assets, end of period	6,039	9,796	28,743	44,578

	2012
	Corporate	USA	Brazil	Consolidated

Revenues	$-	$12,633	$25,090	$37,723
Cost of goods sold	-	8,946	22,705	31,651
Gross profit	-	3,687	2,385	6,072
Intersegment fees	347	-	(347)	-
Depreciation and amortization (in selling, general and administrative)	(197)	(1,006)	(859)	(2,062)
Impairment of property	-	(1,069)	-	(1,069)
Other operating expenses	(4,768)	(2,364)	(4,496)	(11,628)
Loss from operations	$(4,618)	$(752)	$(3,317)	$(8,687)

Net loss attributable to RiceBran Technologies shareholders	$(7,046)	$(770)	$(1,693)	$(9,509)
Interest expense	(743)	(17)	(1,166)	(1,926)
Depreciation (in cost of goods sold)	-	(899)	(1,651)	(2,550)
Purchases of property	1	150	6,331	6,482
Property, net, end of period	36	8,731	19,690	28,457
Goodwill, end of period	-	-	4,773	4,773
Intangible assets, net, end of period	-	1,133	1,442	2,575
Total assets, end of period	3,201	11,609	32,196	47,006

All changes in goodwill between December 31, 2013 and December 31, 2012, relate to foreign currency translation.

The following table presents revenues data by geographic area (in thousands):

	2013	2012

United States	$12,869	$16,177
Brazil	17,861	18,266
Other international	4,321	3,280
Total revenues	$35,051	$37,723